Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share Based Compensation (Tables) [Line Items]
Schedule of black-scholes simplified method instead of binomial model for valuation of new options issued
For the year ended December 31,
	2020	2021	2022
Risk-free interest rate	0.55%-0.93%	0.36%-1.05%	2.82%-3.61%
Expected volatility range	49%-65%	85.6%-87.5%	95.4%-98.9%
Fair market value per ordinary share as at grant dates	US$1.74-US$4.83	US$1.57-US$5.63	US$0.20-US$0.30

Schedule of share-based compensation expense included in each of the relevant financial statement
	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Cost of revenues	327	305	1	—
Selling and marketing expenses	1,113	3,523	2,947	427
Research and development expenses	3,534	7,366	4,724	685
General and administrative expenses	12,788	22,973	7,252	1,052
Total share-based compensation expenses	17,762	34,167	14,924	2,164

Share-Based Payment Arrangement, Employee [Member]
Share Based Compensation (Tables) [Line Items]
Schedule of options granted to non-employees are accounted for as equity awards with service and/or performance vesting conditions
				Weighted
		Weighted	Weighted	Average
		Average	Average	Remaining	Aggregate
	Number of	Exercise	Grant date	Contractual	Intrinsic
	Options	Price	Fair Value	Term	Value
		US$ per	US$ per
		option	option	Years	US$
Share options outstanding at December 31, 2019	916,500	0.0003	7.48	7.26	8,985
Granted	379,000	9.07	3.10	—	—
Exercised	(213,700)	—	8.13	—	—
Forfeited	(30,000)	0.0001	3.04	—	—
Share options outstanding at December 31, 2020	1,051,800	3.27	5.87	7.37	3,616
Granted	552,814	2.49	3.47	—	—
Exercised	(544,014)	—	—	—	—
Share options outstanding at December 31, 2021	1,060,600	3.65	4.91	7.07	637
Granted	2,262,322	0.53	0.86	—	—
Exercised	(988,016)	—	—	—	—
Share options outstanding at December 31, 2022	2,334,906	1.69	5.08	8.05	452
Vested and exercisable at December 31, 2022	2,128,656	1.32	2.02	8.07	444

Share-Based Payment Arrangement, Nonemployee [Member]
Share Based Compensation (Tables) [Line Items]
Schedule of options granted to non-employees are accounted for as equity awards with service and/or performance vesting conditions
				Weighted
		Weighted	Weighted	Average
		Average	Average	Remaining	Aggregate
	Number of	Exercise	Grant date	Contractual	Intrinsic
	Options	Price	Fair Value	Term	Value
		US$ per	US$ per
		option	option	Years	US$
Share options outstanding at December 31, 2019	247,000	0.0003	8.94	8.40	2,422
Granted	271,000	8.44	3.07	—	—
Forfeited	—	—	—	—	—
Exercised	(70,700)	1.60	6.66	—	—
Share options outstanding at December 31, 2020	447,300	4.86	5.85	8.55	1,166
Granted	336,800	0.94	3.83	—	—
Exercised	(412,400)	—	—	—	—
Share options outstanding at December 31, 2021	371,700	5.92	4.77	7.88	148
Granted	2,584,771	0.03	0.28	—	—
Exercised	(304,771)	—	—	—	—
Share options outstanding at December 31, 2022	2,651,700	0.86	0.85	9.27	532
Vested and exercisable at December 31, 2022	2,651,700	0.86	0.82	9.27	532